Annual Fund Operating Expenses - DWS Government Money Market Series	Apr. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.25%	[1]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.18%

[1]	The table and Example below reflect the expenses of both the fund and the Portfolio.